Document and Entity Information	Oct. 08, 2021
Cover [Abstract]
Entity Registrant Name	AMEREN CORP
Amendment Flag	false
Entity Central Index Key	0001002910
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Incorporation State Country Code	MO
Entity File Number	1-14756
Entity Tax Identification Number	43-1723446
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	(314)
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false